Employee benefit obligations - Movement in defined benefit obligations and assets (Details) - Defined benefit plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Obligations
Employee benefit obligations
Balance at the beginning	$ (2,503)	$ (2,762)
Current service cost	(28)	(40)
Past service credit	62	3
Interest cost	(72)	(72)
Re‑measurements	(351)	157
Benefits paid	151	140
Disposal of Food & Specialty	408
Exchange	(16)	71
Balance at the end	(2,349)	(2,503)
Assets
Employee benefit obligations
Balance at the beginning	1,673	1,897
Interest income	54	55
Administration expenses paid from plan assets	(1)	(1)
Re‑measurements	217	(151)
Employer contributions	47	52
Benefits paid	(151)	(140)
Disposal of Food & Specialty	(123)
Exchange	18	(39)
Balance at the end	$ 1,734	$ 1,673